UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

                                               Commission File Number: 000-30803



(Check One): ( ) Form 10-K   ( ) Form 20-F  ( ) Form 11-K  ( ) Form 10-Q
             ( ) Form N-SAR  ( ) Form N-CSR

         For Period  Ended:

         (x) Transition Report on Form 10-K and Form 10-KSB
         ( ) Transition Report on Form 20-F
         ( ) Transition Report on Form 11-K
         ( ) Transition Report on Form 10-Q and Form 10-QSB
         ( ) Transition Report on Form N-SAR

         For  the  Transition  Period  Ended: JUNE 30, 2003

         ----------------------------------------------------


Read Instructions (on back page) Before Preparing Form, Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I - REGISTRANT INFORMATION


Full Name of Registrant : SUPREME HOLDINGS, INC.

Former Name if Applicable:  SUPREME HOSPITALITY, INC.

Address of Principal Executive Office (Street and Number): 340 N. SAM HOUSTON
                                                           PARKWAY E., SUITE 100

City, State and Zip Code:  HOUSTON, TEXAS 77060


PART II - RULES 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

     (x) (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

     (x) (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on the Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (x) (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached is applicable.


PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR or the transition report or portions thereof, could not be filed with the prescribed time period.

     The Registrant's Transition Report Form 10-KSB for the fiscal year ended June 30, 2003, could not be filed within the prescribed time period because the Registrant's former independent public accountant has been suffering from a medical condition that has precluded him from timely providing requested information to the Registrant's current independent public accountant. See Exhibit A attached hereto.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

             Jim C. Pyle            (281)            260-1602
         ------------------         -----            --------
              (Name)             (Area Code)     (Telephone Number)


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no identify report(s).

YES          NO  X
    ----        ----

         The registrant has not yet filed two Form 8-K's required in connection with two significant acquisitions. The registrant acquired Your Corner Office, LLC and its subsidiary, YCO Services, Inc., for stock in January 2003. The registrant acquired BioLynx, Inc., for stock in July 2003.

(3) It is anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

YES  X     NO  X
    ----     ----

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

[IF THE ANSWER ABOVE IS YES, THEN USE THIS SPACE TO GIVE THE EXPLANATION]

The registrant's business changed significantly from June 2002 to June 2003, as a result of the disposition in December 2002 of substantially all of its assets and the acquisition in January 2003 of Your Corner Office and its subsidiary, YCO Services. The registrant is unable at this time to quantify the anticipated change because, for the reason set forth herein, it has not yet completed the financial statements for the transition period.

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Name of Registrant as Specified in Charter :

SUPREME HOLDINGS, INC.

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:    OCTOBER  1, 2003           By: /S/ JIM C. PYLE
         ----------------               -------------------------
                                        CHIEF FINANCIAL OFFICER

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than the executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

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ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

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1. This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. Electronic Filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T.

                                    Exhibit A


I, Sterling Bailey, of Malone & Bailey, PLLC, independent public accountant of the Registrant, hereby certify that we have been unable to obtain requested information from Registrant's former independent public accountant as is necessary to audit the financial statements of the Registrant in connection with the filing of the Registrant's Transition Report on Form 10-KSB.


Malone & Bailey, PLLC

By: /s/ Sterling Bailey
  ------------------------
Name: Sterling Bailey